Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments
40. Fair values of financial instruments

a)	Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss - Debt securities	1,396,925	1,396,925	1,396,145	780	—
- Derivatives	2,816,482	2,816,482	—	2,816,482	—
- Equity instruments	6,403,268	6,403,268	2,289,351	—	4,113,917
Financial assets at fair value through other comprehensive income - Debt securities	167,039,478	167,039,478	55,145,256	110,853,002	1,041,220
Financial assets at fair value through other comprehensive income - Equity instruments	36,083	36,083	—	36,083	—

Total	177,692,236	177,692,236	58,830,752	113,706,347	5,155,137

Financial liabilities at fair value through profit or loss

Derivatives	314,215	314,215	—	314,215	—

Total	314,215	314,215	—	314,215	—

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	1,423,018	1,423,018	818,068	604,950	—
- Derivatives	5,853,137	5,853,137	—	4,069,007	1,784,130
- Equity instruments	11,767,330	11,767,330	2,659,805	—	9,107,525
Financial assets at fair value through other comprehensive income - Debt securities	192,516,731	192,516,731	2,939,100	189,577,631	—
Financial assets at fair value through other comprehensive income - Equity instruments	43,018	43,018	—	43,018	—

Total	211,603,234	211,603,234	6,416,973	194,294,606	10,891,655

Financial liabilities at fair value through profit or loss
Derivatives	284,818	284,818	—	284,818	—

Total	284,818	284,818	—	284,818	—
The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.
The most objective and usual reference of the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and deep market, that is to say, its quoted or market price.
If it is not possible to obtain a market price, a fair value is determined using best market practice quoting techniques, such as cash flows discount based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the bond, the fair value is calculated considering the latest market price plus interest accrued until the valuation date (whichever is more representative for the security).
In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly based on the observability of the necessary inputs to calculate that fair value, defining the following levels:

•
Level 1: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.

•
Level 2: Financial instruments that do not have an active market, but that may be valued through observable market inputs. Observable market inputs should be understood as such assets with market quoted prices that allow to calculate an interest rate curve or determine a credit spread.

•	Level 3: Valuation using models where variables not obtained from observable market inputs are used.
Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Government Bonds, together with a minor share in Argentine Treasury Bills and Corporate Bonds. Likewise, financial derivatives are classified at fair value, which include futures that are valued at the price of the market where they are traded and foreign currency NDF
(non-delivery
forwards), put options, and interest rate swaps.

b)
Transfers between hierarchy levels
b.1)   Transfers from Level 1 to Level 2
The following instruments measured at fair value were transferred from Level 1 to Level 2 of the fair value hierarchy as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Treasury Bonds adjusted by CER in pesos maturing in 2021	—	94,640
The bond was transferred because it had not been listed on the market the number of days necessary to be considered Level 1.
b.2)   Transfers from Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2021:

December 31, 2021
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022	4,225,658
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024	12,733,272
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023	9,717,708
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022	10,809,133
The transfer is due to the fact that the bonds were listed on the market the number of days necessary to be considered Level 1. As of December 31, 2020, there were no transfers from Level 2 to Level 1.
b.3)   Valuation techniques for Levels 2 and 3
The valuation techniques for Level 2 and 3 are described in the paragraphs below.
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from the Electronic Open Market, in Spanish, Mercado Abierto Electrónico (“MAE”), the main market where bonds are traded.
For Argentine Treasury Bonds (medium- and long-term debt instruments) prices are captured from MAE. If bonds have not traded for the last 10 business days, fair value is determined by discounting cash flows using the pertinent discount curve.
Argentine Treasury Bills (short-term debt instruments) which have not traded for the last 10 business days are measured by reference to their cash flows discounted using the respective yield curve, based on the currency in which the bills were issued. In particular,
US-dollar
linked Treasury Bills (Lelinks) are measured using the yield curve in pesos.
Liquidity bills issued by the BCRA without quoted prices in MAE on the last day of the month, the fair value is determined by discounting cash flows using the monetary policy rate. The monetary policy rate is the rate used by the Central Bank of Argentina to make monetary policy.The benchmark rate used for monetary policy is the interest rate on liquidity bills (LELIQs).

Swaps
For swaps, the fair valuation consists of discounting future cash flows using the interest rate, according to the rate curve resulting from the implicit yield of Rosario Futures Exchange (ROFEX) futures, the main derivatives market in Argentina where these types of securities are traded.
Non-Deliverable
Forwards
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by Banco de la Nación Argentina (“BNA”). Cash flows in U.S. dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the U.S. dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by BNA.
For offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) U.S. dollar spot exchange rate.
The valuation techniques used for Level 3 financial assets require the use of variables that are not based on observable market inputs. Below is a detail of the valuation techniques used for each financial asset:
Investments in Equity Instruments
The fair value of the equity interest held in Prisma Medios of Pago S.A., classified as Level 3 (Note 9.3).
On October 1, 2021, the Bank, together with the other Class B shareholders, gave notice corresponding to the exercise of the put option and thus initiated the procedure for the sale of 49% of the company’s capital stock.
On March 18, 2022, the transfer of the entire remaining shareholding of the Bank in Prisma Medios de Pago S.A. has been completed for a price of US$ 40,038,121.84.
As of December 31, 2021, the fair value of the equity interest held in Prisma Medios of Pago S.A was

4,113,917.
Corporate Bonds
The fair value of the following corporate bonds held in portfolio:

•	ON Petroquímica (ON PCR G)

•	ON Arcor (ON ARCOR17)

•	ON Vista oil y gas (ON VISTA11)

•	ON Ledesma (ON LDCAO)

•	ON Luz de tres picos (ON LTP1)

•	ON Newsan (ON WNC10O)

The valuation of corporate bonds classified as Level 3 has been determined by the Entity’s Management on the basis of the latest available market price (or subscription price, if the security had not been listed in a market since the date of issuance) plus interest accrued to date. If the security has paid coupon, then the “clean” price is calculated. If principal was repaid, then repayment amount is deducted and the “dirty” price is recalculated, with interest being accrued until period end.
The most relevant
non-observable
inputs include:

•	Projected BADLAR scenarios

•	Latest market price

•	Projected Dollar BCRA Communication “A” 3500

•	Projected UVA
The tables below shows a sensitivity analysis for each of the above-mentioned securities:

Badlar Scenarios	Changes in final price
	ON PCR G	ON WNC10O	ON LDCAO
+ 1%	0.011616%	0.002136%	0.014013%
+ 2%	0.023232%	0.004440%	0.028175%
+ 3%	0.034848%	0.006745%	0.042337%

Latest market price scenarios	Changes in final price
	PCR G	WNC10O	LDCAO	ARCOR17	VISTA11	LTP1
+ 2%	1.930%	1.968%	2.043%	1.997%	2.008%	2.000%
+ 5%	4.826%	4.920%	5.108%	4.994%	5.021%	5.000%
+ 10%	9.652%	9.839%	10.215%	9.987%	10.042%	10.000%

Dollar 3500 Scenarios	Changes in final price
	ON VISTA11	ON LTP1
+ 2%	2.000%	2.000%
+ 5%	5.000%	5.000%
+10%	10.000%	10.000%

UVA Scenarios	Changes in final price
ON ARCOR17
+ 2%	2.000%
+ 5%	5.000%
+10%	10.000%

b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value

The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Balance at the beginning of the fiscal year	10,891,656	7,640,237
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	(1,483,592)	5,085,061
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	(1,182,000)	750,180
Private securities - Corporate bonds	1,041,220	—
Dividends received	(582,269)	(682,674)
Net monetary inflation adjustment	(3,529,878)	(1,901,148)

Balance at year-end	5,155,137	10,891,656

(*) Presented	in Gains on financial assets and liabilities at fair value through profit or loss, net.

c)	Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market.

•	Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than three months, it is considered that the accounting balance is similar to fair value.

•	Fixed rate financial instruments
The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics, adding a liquidity premium
(non-observable
input) that expresses the added value or additional cost necessary to dispose of the asset.

•	Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	218,277,286	(a	)	—	—
Other financial assets	28,437,414	(a	)	—	—
Debt securities	19,857,627	22,084,903		22,084,903	—
Loans and advances	378,995,107	373,131,211		—	373,131,211
Reverse repurchase agreements	137,382,938	(a	)	—	—

Financial liabilities

Deposits	708,336,185	699,975,184		699,975,184	—
Other financial liabilities	61,592,426	(a	)	—	—
Bank loans	11,758,005	11,490,026		11,490,026	—
Debt securities issued	502,975	398,573		398,573	—

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2020 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	229,491,716	(a	)	—	—
Other financial assets	31,458,292	(a	)	—	—
Loans and advances	422,010,840	417,263,061		—	417,263,061
Reverse repurchase agreements	73,488,887	(a	)	—	—
Financial liabilities

Deposits	721,837,845	715,158,115		2,532,537	712,625,578
Other financial liabilities	59,209,439	(a	)	—	—
Bank loans	14,529,681	14,898,662		7,265,248	7,633,414
Debt securities issued	1,764,178	1,717,199		1,717,199	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.